Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Contingency [Line Items]
Effective tax rate	7.00%	8.70%	6.10%	11.90%
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment					$ 52
IRS Statutory Notice of Deficiency proposed assessment of additional federal taxes					$ 75